Cost of Sales - Schedule of Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales [Abstract]
Direct labor	$ 1,940,773	$ 1,600,909	$ 626,537
Direct materials	12,294,288	10,428,628	9,839,127
Direct manufacturing costs	1,359,577	1,338,927	1,001,119
Outsourced products	10,713,360	1,931,385	8,823,448
Total	$ 26,307,998	$ 15,299,849	$ 20,290,231